Document and Entity Information	Dec. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Tandy Leather Factory, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12368
Entity Tax Identification Number	75-2543540
Entity Address, Address Line One	1900 Southeast Loop 820
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76140
City Area Code	817
Local Phone Number	872-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000909724
Title of 12(b) Security	Common Stock, par value $0.0024
Trading Symbol	TLFA